NOTE 7 - SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2018
Notes
NOTE 7 - SHORT-TERM BANK LOANS

NOTE 7 – SHORT-TERM BANK LOANS

Short-term loans consisted of the following:

	June 30,	June 30,
	2018	2017
Bank of Communications of China (“BCC”):
Effective interest rate at 5.655%, due on July 29, 2017 (1)	$ -	$ 3,835,962
Effective interest rate at 5.655%, due on July 31, 2018 (2)	3,022,000	3,835,962
Industrial and Commercial Bank of China (“ICBC”):
Effective interest rate at 6.53%, due on January 20, 2017 (3)	-	1,770,444
Effective interest rate at 6.53%, due on January 10, 2019 (3)	1,813,200	-
Effective interest rate at 6.53%, due on May 23, 2017 (4)	-	265,567
Total	$ 4,835,200	$ 5,871,973

(1)       In August 2016, Dongguan Jiasheng signed a loan agreement with BCC to borrow RMB 26 million (equivalent to $3,928,600) as working capital for one year with a due date on July 29, 2017. The loan bore a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 20 basis points. Fujian Zhangzhou Meijia Metal Products Co., Ltd. (“Meijia’) pledged its land use right and building as collateral. Mr. Silong Chen also pledged his personal property and land use right, as additional collateral. The loan was repaid in full upon maturity on August 8, 2017.

(2)       In August 2017, the Company renewed the above loan for another year to July 31, 2018. The Company repaid the loan upon maturity on August 21, 2018 and at the same time further renewed the loan for another year, with a new maturity date of August 13, 2019 (See Note 16). The Company pledged its land use right and building acquired from Mejia as collateral to secure the loan (Note 5 and Note 6). Mr. Silong Chen, the CEO, also provided personally guarantee and used his personal property and land use right as collateral.

(3)       On January 22, 2016, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 12 million (equivalent to $1,813,200) as working capital for one year with the maturity date on January 20, 2017.  The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 50 basis points. The loan was renewed in January 2017 for another year, with the new maturity date of January 9, 2018.  The loan was further renewed for another year upon maturity, with a new maturity date of January 10, 2019.  On October 13, 2018, the Company repaid the loan in full before its maturity and has no plan to further renew the loan due to sufficient cash position.

(4)       On May 17, 2016, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 2 million (equivalent to $302,200) as working capital for one year with due date on May 23, 2017. The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 222.5 basis points. The Company renewed RMB 1.8 million (equivalent to $271,980) in May 2017 for another year, with the new maturity date of May 16, 2018.  The loan was repaid upon maturity.

In addition to the above loans borrowed from ICBC, the Company’s principal shareholder, Mr. Silong Chen, pledged his personal assets as collateral to safeguard a maximum line of credit of $2.5 million that Dongguan Jiasheng could borrow from ICBC during the period from February 12, 2015 to February 12, 2020.  In addition, Mr. Silong Chen and his relatives jointly signed a maximum guarantee agreement with ICBC to provide an additional maximum RMB 16 million (approximately $2.4 million) guarantee to any loan that Dongguan Jiasheng could borrow from ICBC during the period from February 12, 2015 to February 12, 2020. The Company has not yet drawn upon this line of credit.

Interest expense for the above mentioned loans amounted to $546,681, $333,170 and $417,233 for the years ended June 30, 2018, 2017 and 2016, respectively.